(fidelity_logo)(registered trademark)

Fidelity® Advisor

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Some welcome news on the economic front inspired a stock market rally during the final quarter of 2001. Nonetheless, most major equity indexes still finished the year with negative returns. For investment-grade bonds, the situation was reversed. Their strong performance through the first three-quarters of 2001 was somewhat tamed late in the year as investors became more enthused about the prospects for growth in 2002.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T shares, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Emerging Markets Income - CL A	6.35%	49.96%	130.99%
Fidelity Adv Emerging Markets Income - CL A (incl. 4.75% sales charge)	1.30%	42.83%	120.01%
JP EMBI Global	1.36%	42.59%	120.09%
Emerging Markets Debt Funds Average	11.53%	26.07%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 31 emerging market countries. To measure how Class A's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 51 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL A	6.35%	8.44%	11.31%
Fidelity Adv Emerging Markets Income - CL A (incl. 4.75% sales charge)	1.30%	7.39%	10.62%
JP EMBI Global	1.36%	7.35%	10.62%
Emerging Markets Debt Funds Average	11.53%	4.51%	n/a*

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Class A on March 10, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by December 31, 2001, the value of the investment would have grown to $22,001 - a 120.01% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $22,009 - a 120.09% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class A
Performance - continued

Total Return Components

	Years ended December 31,
	2001	2000	1999	1998	1997
Dividend returns	10.84%	12.35%	11.93%	8.10%	8.37%
Capital returns	-4.49%	1.34%	24.42%	-30.04%	8.15%
Total returns	6.35%	13.69%	36.35%	-21.94%	16.52%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	20.97¢ A	58.47¢	103.88¢
Annualized dividend rate	26.09% A	12.28%	10.70%
30-day annualized yield	8.18%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.46 over the past one month, $9.44 over the past six months, and $9.71 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 4.75% sales charge.

A The past month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class T
Performance - continued

Cumulative Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL T	6.25%	49.44%	130.04%
Fidelity Adv Emerging Markets Income - CL T (incl. 3.50% sales charge)	2.54%	44.21%	121.99%
JP EMBI Global	1.36%	42.59%	120.09%
Emerging Markets Debt Funds Average	11.53%	26.07%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 31 emerging market countries. To measure how Class T's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 51 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL T	6.25%	8.37%	11.25%
Fidelity Adv Emerging Markets Income - CL T (incl. 3.50% sales charge)	2.54%	7.60%	10.74%
JP EMBI Global	1.36%	7.35%	10.62%
Emerging Markets Debt Funds Average	11.53%	4.51%	n/a*

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class T on March 10, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by December 31, 2001, the value of your investment would have grown to $22,199 - a 121.99% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $22,009 - a 120.09% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class T
Performance - continued

Total Return Components

	Years ended December 31,
	2001	2000	1999	1998	1997
Dividend returns	10.74%	12.30%	11.88%	7.99%	8.32%
Capital returns	-4.49%	1.34%	24.46%	-30.06%	8.15%
Total returns	6.25%	13.64%	36.34%	-22.07%	16.47%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	20.89¢A	58.00¢	102.90¢
Annualized dividend rate	26.03%A	12.20%	10.61%
30-day annualized yield	8.20%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.45 over the past one month, $9.43 over the past six months and $9.70 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 3.50% sales charge.

A The past month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included in the past one year, past five year and life of fund total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class B
Performance - continued

Cumulative Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL B	5.62%	44.60%	118.97%
Fidelity Adv Emerging Markets Income - CL B (incl. contingent deferred sales charge)	0.84%	43.00%	118.97%
JP EMBI Global	1.36%	42.59%	120.09%
Emerging Markets Debt Funds Average	11.53%	26.07%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 31 emerging market countries. To measure how Class B's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Inc. The past one year average represents a peer group of 51 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL B	5.62%	7.65%	10.55%
Fidelity Adv Emerging Markets Income - CL B (incl. contingent deferred sales charge)	0.84%	7.42%	10.55%
JP EMBI Global	1.36%	7.35%	10.62%
Emerging Markets Debt Funds Average	11.53%	4.51%	n/a*

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class B on March 10, 1994, when the fund started. As the chart shows, by December 31, 2001, the value of the investment would have grown to $21,897 - a 118.97% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $22,009 - a 120.09% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class B
Performance - continued

Total Return Components

	Years ended December 31,
	2001	2000	1999	1998	1997
Dividend returns	9.99%	11.49%	10.97%	7.45%	7.57%
Capital returns	-4.37%	1.34%	24.61%	-30.11%	8.13%
Total returns	5.62%	12.83%	35.58%	-22.66%	15.70%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	20.30¢A	54.81¢	96.46¢
Annualized dividend rate	25.12%A	11.46%	9.89%
30-day annualized yield	7.77%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.51 over the past one month, $9.49 over the past six months, and $9.76 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 7.76%.

A The past month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns from January 1, 1996 through November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and life of fund total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class C
Performance - continued

Cumulative Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL C	5.43%	44.30%	118.51%
Fidelity Adv Emerging Markets Income - CL C (incl. contingent deferred sales charge)	4.48%	44.30%	118.51%
JP EMBI Global	1.36%	42.59%	120.09%
Emerging Markets Debt Funds Average	11.53%	26.07%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 31 emerging market countries. To measure how Class C's performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds tracked by Lipper Inc. The past one year average represents a peer group of 51 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - CL C	5.43%	7.61%	10.52%
Fidelity Adv Emerging Markets Income - CL C (incl. contingent deferred sales charge)	4.48%	7.61%	10.52%
JP EMBI Global	1.36%	7.35%	10.62%
Emerging Markets Debt Funds Average	11.53%	4.51%	n/a*

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

* Not available

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Emerging Markets Income Fund - Class C on March 10, 1994, when the fund started. As the chart shows, by December 31, 2001, the value of the investment would have grown to $21,851 - a 118.51% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the JP EMBI Global would have grown to $22,009 - a 120.09% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Class C
Performance - continued

Total Return Components

	Years ended December 31,				November 3, 1997 (commencement of sale of Class C shares) to December 31,
	2001	2000	1999	1998	1997
Dividend returns	9.90%	11.39%	10.79%	7.41%	2.48%
Capital returns	-4.47%	1.45%	24.52%	-29.88%	1.68%
Total returns	5.43%	12.84%	35.31%	-22.47%	4.16%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	20.30¢A	54.40¢	95.58¢
Annualized dividend rate	25.17%A	11.39%	9.82%
30-day annualized yield	7.69%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.49 over the past one month, $9.47 over the past six months, and $9.74 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

A The past month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

At first glance, the 1.36% return of the J.P. Morgan Emerging Markets Bond Index (EMBI) Global doesn't appear that stellar, although it far outshines the performance of most global equity indexes for the 12-month period ending December 31, 2001. But what's remarkable is that 30 of the 31 countries in the index far exceeded the benchmark's 1.36% gain - from the Ukraine's 57.12% advance to the Dominican Republic's 2.40% return. So why, then, is the benchmark's overall return so relatively low? In a word, Argentina. The second-largest country weighting in the index at approximately 17% of net assets on average during the period - trailing only Brazil at about 19% - Argentinean debt declined nearly 67% in 2001. Plagued by its fourth straight year of economic recession, worries about potential currency devaluation, rising debt obligations and waning investor confidence, Argentina's president resigned and the government was forced into default. On the opposite end of the performance spectrum, Russia - one of the largest country weightings in the EMBI Global - continued its recent dominance, outperforming all other emerging markets on an absolute basis with the exception of the Ukraine, which represented less than 1% of the index. South Korea also had a solid year, thanks to strong domestic growth and a resurgence in semiconductor exports to the U.S.

(Portfolio Manager photograph)
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. How did the fund perform, John?

A. The fund did well against its benchmark index, but not as well relative to its peer group. For the 12-month period that ended December 31, 2001, the fund's Class A, Class T, Class B and Class C shares returned 6.35%, 6.25%, 5.62% and 5.43%, respectively. The J.P. Morgan Emerging Markets Bond Index Global returned 1.36%, while the emerging markets debt funds average, as tracked by Lipper Inc., returned 11.53% for the same time period.

Q. Why did the fund surpass the index, but not the peer group average?

A. One of the most important and successful strategies was to underweight Argentina versus the index throughout the year. The country's economic and political woes continued to escalate during the year, culminating in a debt default late in the fourth quarter. This event followed the resignations of both Economy Minister Domingo Cavallo and President Fernando de la Rua. Argentina's third president within a week - Adolfo Rodriguez Saa - declared a moratorium on the country's debt obligations amid protests over the ever-worsening recession, a partial freeze on bank withdrawals and the announcement of an effective end to the convertibility regime, which had fixed the value of the Argentine peso to the U.S. dollar for more than a decade. It remains to be seen whether the new regime will be able to pull the country out of this difficult position. While I maintained the underweighted position during all of 2001, many of my peers took more aggressive bets against the index by underweighting Argentina even more significantly.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What other factors contributed to the fund's performance?

A. Russia was a top contributor to performance as it continued to implement structural reforms, build up international reserves - due to sizable trade surpluses - and move closer to a resolution on Soviet-era debt. The country benefited from increased oil exports as well, as it ramped up production and increased market share. Also contributing to the fund were overweighted positions in Colombia, Turkey, Nigeria and Ecuador. Turkey started the year off poorly when a banking crisis led to a devaluation of its currency, which precipitated political infighting and a declining economy. However, the resolution of the political crisis and some progress on reforms and assistance from the International Monetary Fund boosted its bonds during the remainder of the year. Colombia experienced some stability on the economic and political fronts, but the primary driver of its positive debt performance was that local pension funds became major buyers of government dollar-denominated bonds. Nigerian debt performed well largely due to the lack of progress the country made in restructuring its official debt, which investors feared could lead to a disadvantageous restructuring for private bondholders. In Ecuador, there was better-than-expected news regarding economic growth, inflation and banking reforms, all of which contributed to the country's continued rebound from default in 1999.

Q. What areas detracted from performance?

A. The fund's underweighted positions in South Korea, Malaysia and China detracted from performance, especially in the third quarter. Their bonds typically are high-quality, investment-grade securities, and they benefited from strong demand among local investors, in addition to falling interest rates in the U.S. As the interest rates on U.S. Treasuries fell, investors sought out high-quality credits that would provide higher returns. This trend became more pronounced after September 11 because investors moved away from riskier investments, to the benefit of higher-grade bonds in the countries that I mentioned previously. Despite the reversal of this trend in the fourth quarter, the securities of those countries performed very well for the one year period.

Q. John, what's your outlook?

A. I remain cautious. Global trade and capital flows were the positive catalysts that helped emerging markets recover from several crises in the 1990s, but they are notably weak in the current environment. The continued economic slump in the U.S. and other developed countries has had a negative impact on demand for the goods that emerging countries export - mostly commodities - and it has slowed the flows of direct investment to emerging-markets countries. As a result, I have positioned the fund toward countries that are able to generate demand internally, either through fiscal or monetary stimuli. I'm also continuing to look for countries that have a strong balance of payments position on their debt, limited capital markets needs and a healthy level of international reserves.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; as a secondary objective, the fund seeks capital appreciation

Start date: March 10, 1994

Size: as of December 31, 2001, more than $80 million

Manager: John Carlson, since 1995; subportfolio manager, emerging-markets debt, Fidelity Advisor Strategic Income Fund, since 1999; joined Fidelity in 1995

3

John Carlson talks about limited financial contagion:

"Argentina experienced serious political and economic problems throughout 2001. In fact, late in the year, after going through a series of presidents, the country defaulted on its debt and enacted a partial freeze on bank withdrawals. Thus far, however, the crisis has been largely limited to Argentina. In fact, in 2001 every country in the J.P. Morgan Emerging Markets Bond Index Global, with the exception of Argentina, registered positive gains.

"In the 1990s, a crisis taking place in one particular nation often spread quickly to infect neighboring countries, countries with close economic connections or, sometimes, all emerging-markets nations. In 1997, Thailand's economic crisis triggered what became known as the ´Asian contagion,' as many countries tumbled in a chain reaction of devaluations and economic calamity. Another example is the 1998 Russian debt default, which resulted in another bout of global financial turmoil.

"In 2001, Brazil's financial markets and currency initially declined in anticipation that its close economic ties with Argentina would pull it toward a similar fate. However, that was not the case as Brazil rallied during the fourth quarter and ended the year with positive returns. This can be viewed as positive news for emerging-markets debt since it signifies that investors are doing a better job of differentiating among emerging-markets countries."

Annual Report

Investment Changes

Top Five Countries as of December 31, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	19.4	15.2
Mexico	18.2	8.5
Russia	18.0	17.5
Philippines	4.7	2.3
Korea (South)	4.1	0.3

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of December 31, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	17.0	16.1
Brazilian Federative Republic	12.8	13.0
United Mexican States	12.3	4.8
Philippine Government	4.4	2.2
Ecuador Republic	4.1	3.1
	50.6
Asset Allocation (% of fund's net assets)
As of December 31, 2001	As of June 30, 2001
Corporate Bonds 12.4%	Corporate Bonds 7.8%
Government Obligations 70.1%	Government Obligations 80.6%
Stocks 6.1%	Stocks 0.8%
Other Investments 1.2%	Other Investments 0.5%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 10.3%

Annual Report

Investments December 31, 2001

Showing Percentage of Net Assets

Corporate Bonds - 12.4%
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Convertible Bonds - 0.5%
Korea (South) - 0.5%
Korea Deposit Insurance Corp. 2.5% 12/11/05 (h)	Baa2		$ 400,000	$ 402,400
Nonconvertible Bonds - 11.9%
Argentina - 0.1%
Mastellone Hermanos SA yankee 11.75% 4/1/08	Ca		240,000	72,000
Bermuda - 0.2%
APP China Group Ltd.:
14% 3/15/10 (d)(h)	Ca		545,000	73,575
14% 3/15/10 (Reg. S) (d)	Ca		685,000	92,475
TOTAL BERMUDA				166,050
Brazil - 3.4%
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (h)	B1		15,000	15,038
11.25% 9/20/05 (Reg. S)	B1		410,000	411,025
12.207% 6/16/08 (i)	B1		1,750,000	1,605,625
Companhia Petrolifera Marlim: 12.25% 9/26/08 (h)	B1		370,000	373,700
12.25% 9/26/08 (Reg. S)	B1		300,000	303,000
TOTAL BRAZIL				2,708,388
Colombia - 0.4%
Comunicacion Celular SA 14.125% 3/1/05 (h)	B3		165,000	163,350
Occidente Y Caribe Celular SA yankee 14% 3/15/04	B3		170,000	167,450
TOTAL COLOMBIA				330,800
Indonesia - 0.1%
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (d)(h)	Ca		1,235,000	86,450
0% 7/5/03 (Reg. S) (d)	Ca		445,000	31,150
TOTAL INDONESIA				117,600
Korea (South) - 1.7%
Hanvit Bank:
12.75% 3/1/10 (h)(i)	Ba2		105,000	116,813
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
Korea (South) - continued
Hanvit Bank: - continued
12.75% 3/1/10 (Reg. S) (i)	Ba2		$ 765,000	$ 851,063
Kia Motors Corp. 9.375% 7/11/06 (h)	Ba3		380,000	397,100
TOTAL KOREA (SOUTH)				1,364,976
Malaysia - 0.3%
Tenaga Nasional BHD 7.625% 4/1/11 (Reg. S)	Baa3		250,000	246,625
Mauritius - 0.1%
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (d)	Ca		390,000	74,100
Mexico - 5.2%
Alestra SA de RL de CV yankee 12.125% 5/15/06	B2		275,000	215,875
Banco Nacional de Comercio Exterior SNC 11.25% 5/30/06	Baa3		140,000	162,050
Gruma SA de CV yankee 7.625% 10/15/07	Ba2		220,000	207,900
Grupo Televisa SA de CV 8% 9/13/11 (h)	Baa3		210,000	210,000
Pemex Project Funding Master Trust:
8% 11/15/11 (h)	Baa2		370,000	370,925
8.5% 2/15/08	Baa2		430,000	447,200
9.125% 10/13/10	Baa2		455,000	482,300
Petroleos Mexicanos 9.25% 3/30/18	Baa2		1,100,000	1,144,000
Telefonos de Mexico SA de CV 8.25% 1/26/06	Baa1		445,000	466,138
TFM SA de CV yankee 0% 6/15/09 (f)	B1		220,000	196,900
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	Ba3		135,000	131,288
yankee 10.5% 2/15/07	B1		130,000	126,425
TOTAL MEXICO				4,161,001
Philippines - 0.3%
Philippine Long Distance Telephone Co.:
7.85% 3/6/07	Ba2		155,000	117,800
10.5% 4/15/09	Ba2		155,000	125,550
TOTAL PHILIPPINES				243,350
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
Thailand - 0.1%
Bangkok Bank Ltd. PCL 9.025% 3/15/29 (h)	Ba2		$ 100,000	$ 82,500
TOTAL NONCONVERTIBLE BONDS				9,567,390
TOTAL CORPORATE BONDS (Cost $11,083,005)				9,969,790
Government Obligations (j) - 70.1%

Argentina - 2.3%
Argentinian Republic:
BOCON 0% 4/1/07 (d)(i)	Ca		436,116	37,200
Brady:
floating rate bond 3.375% 3/31/05 (d)(i)	Ca		652,400	179,410
par L-GP 6% 3/31/23 (d)	Ca		1,490,000	640,700
Series BT07, 11.75% 5/21/03 (d)	Ca		275,000	82,500
Series BT08, 12.125% 5/21/05 (d)	Ca		280,000	89,600
7% 12/19/08 (d)(g)	Ca		1,675,000	452,250
9.75% 9/19/27 (d)	Ca		1,115,000	278,750
11.75% 6/15/15 (d)	Ca		168,000	44,520
12.375% 2/21/12 (d)	Ca		233,000	61,745
TOTAL ARGENTINA				1,866,675
Brazil - 12.8%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	B1		3,090,839	2,376,083
debt conversion bond 5.5% 4/15/12 (i)	B1		2,450,000	1,742,563
par Z-L 6% 4/15/24	B1		960,000	655,200
8.875% 4/15/24	B1		3,570,000	2,374,050
11% 8/17/40	B1		2,225,000	1,713,250
12.75% 1/15/20	B1		440,000	403,150
14.5% 10/15/09	B1		960,000	1,024,800
TOTAL BRAZIL				10,289,096
Bulgaria - 1.7%
Bulgarian Republic Brady:
discount A 4.5625% 7/28/24 (i)	B1		435,000	385,519
FLIRB A 4.5625% 7/28/12 (i)	B1		1,124,000	1,011,600
TOTAL BULGARIA				1,397,119
Government Obligations (j) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Chile - 0.3%
Chilean Republic 7.125% 1/11/12	Baa1		$ 240,000	$ 245,640
Colombia - 1.9%
Bogota Distrito Capital 9.5% 12/12/06 (h)	BB		410,000	408,975
Colombian Republic:
10% 1/23/12	Ba2		380,000	376,675
11.75% 2/25/20	Ba2		724,000	725,810
TOTAL COLOMBIA				1,511,460
Ecuador - 4.1%
Ecuador Republic:
5% 8/15/30 (g)(h)	Caa2		1,206,000	578,880
5% 8/15/30 (Reg. S) (g)	Caa2		2,960,000	1,420,800
12% 11/15/12 (h)	Caa2		764,000	567,270
12% 11/15/12 (Reg. S)	Caa2		955,000	709,088
TOTAL ECUADOR				3,276,038
Egypt - 0.3%
Arab Republic of Egypt 8.75% 7/11/11 (Reg. S)	Ba1		220,000	214,500
Guatemala - 0.4%
Guatemalan Republic 10.25% 11/8/11 (h)	Ba2		340,000	359,550
Ivory Coast - 0.3%
Ivory Coast:
Brady:
FLIRB A 2% 3/29/18 (d)(g)	-	FRF	4,230,000	81,945
past due interest 2% 3/29/18 (Reg. S) (d)(i)	-		256,500	39,758
FLIRB 2% 3/30/18 (Reg. S) (d)(i)	-		615,000	90,713
TOTAL IVORY COAST				212,416
Jamaica - 0.3%
Jamaican Government 11.75% 5/15/11 (h)	Ba3		230,000	237,475
Mexico - 12.3%
United Mexican States:
Brady:
par A 6.25% 12/31/19	Baa3		1,250,000	1,151,563
par B 6.25% 12/31/19	Baa3		1,430,000	1,317,388
8.125% 12/30/19	Baa3		350,000	340,900
8.3% 8/15/31	Baa3		2,495,000	2,445,100
8.375% 1/14/11	Baa3		2,005,000	2,080,188
10.375% 2/17/09	Baa3		370,000	424,760
11.375% 9/15/16	Baa3		1,764,000	2,175,012
TOTAL MEXICO				9,934,911
Government Obligations (j) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nigeria - 1.7%
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		$ 1,000,000	$ 667,500
promissory note 5.092% 1/5/10	-		1,042,342	742,410
warrants 11/15/20 (a)(k)	-		1,000	0
TOTAL NIGERIA				1,409,910
Pakistan - 0.2%
Pakistani Republic:
10% 12/13/05 (h)	Caa1		150,000	132,000
10% 12/13/05 (Reg. S)	Caa1		70,000	61,600
TOTAL PAKISTAN				193,600
Panama - 1.1%
Panamanian Republic:
8.875% 9/30/27	Ba1		315,000	289,800
9.625% 2/8/11	Ba1		360,000	367,200
10.75% 5/15/20	Ba1		195,000	207,675
TOTAL PANAMA				864,675
Peru - 0.5%
Peruvian Republic euro Brady FLIRB 4% 3/7/17 (i)	Ba3		570,000	404,700
Philippines - 4.4%
Philippine Government:
8.875% 4/15/08	Ba1		460,000	460,000
9.875% 1/15/19	Ba1		1,425,000	1,357,313
10.625% 3/16/25	Ba1		1,745,000	1,714,463
TOTAL PHILIPPINES				3,531,776
Poland - 0.9%
Polish Government:
Brady par 3.75% 10/27/24 (g)	Baa1		280,000	204,400
0% 12/21/02	Baa1	PLN	900,000	206,461
12% 6/12/02	Baa1	PLN	1,160,000	292,159
TOTAL POLAND				703,020
Government Obligations (j) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Russia - 18.0%
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		$ 360,000	$ 366,300
Oblast Nizhniy Novgorod 8.75% 4/3/05 (Reg. S)	Ca		194,338	157,414
Russian Federation:
5% 3/31/30 (g)(h)	Ba2		6,335,000	3,674,292
5% 3/31/30 (Reg. S) (g)	Ba2		3,045,000	1,766,100
8.25% 3/31/10 (h)	Ba2		920,557	805,487
8.25% 3/31/10 (Reg. S)	Ba2		135,000	118,125
8.75% 7/24/05 (Reg. S)	Ba2		670,000	666,650
9% 3/25/04	Ba2	DEM	705,000	327,870
10% 6/26/07	Ba2		2,324,000	2,289,140
11% 7/24/18 (Reg. S)	Ba2		1,482,000	1,422,720
11.75% 6/10/03 (Reg. S)	Ba2		371,000	396,043
12.75% 6/24/28 (Reg. S)	Ba2		2,124,000	2,293,920
Russian Federation Ministry of Finance Series IV, 3% 5/14/03	B3		270,000	244,688
TOTAL RUSSIA				14,528,749
Turkey - 3.3%
Turkish Republic:
11.75% 6/15/10	B1		788,000	774,210
11.875% 1/15/30	B1		1,550,000	1,507,375
12.375% 6/15/09	B1		375,000	379,688
TOTAL TURKEY				2,661,273
Ukraine - 0.9%
Ukraine Government:
10% 3/15/07 (Reg. S)	Caa1	EUR	361,900	300,940
11% 3/15/07 (Reg. S)	Caa1		423,000	407,137
TOTAL UKRAINE				708,077
Venezuela - 2.4%
Venezuelan Republic:
oil recovery rights 4/15/20 (k)	-		5,405	0
9.25% 9/15/27	B2		1,772,000	1,116,360
Government Obligations (j) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Venezuela - continued
Venezuelan Republic: - continued
euro Brady:
par W-A 6.75% 3/31/20	B2		$ 800,000	$ 584,000
par W-B 6.75% 3/31/20	B2		275,000	200,750
TOTAL VENEZUELA				1,901,110
TOTAL GOVERNMENT OBLIGATIONS (Cost $53,871,187)				56,451,770
Common Stocks - 6.1%
	Shares
Brazil - 3.0%
Aracruz Celulose SA sponsored ADR	10,600	192,708
Companhia de Bebidas das Americas (AmBev) sponsored ADR	10,600	215,074
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3,100	68,603
Telebras sponsored ADR (pfd holder)	48,000	1,920,000
TOTAL BRAZIL		2,396,385
China - 0.3%
Huaneng Power International, Inc. sponsored ADR	8,600	207,260
Hong Kong - 0.2%
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	11,000	192,280
Korea (South) - 1.9%
Kookmin Bank sponsored ADR	5,618	218,540
Korea Electric Power Corp. sponsored ADR	8,600	78,690
Korea Telecom sponsored ADR	42,700	868,091
Pohang Iron & Steel Co. Ltd. sponsored ADR	9,000	207,000
SK Telecom Co. Ltd. sponsored ADR	9,000	194,580
TOTAL KOREA (SOUTH)		1,566,901
Mexico - 0.7%
Cemex SA de CV:
ADR (a)	1,368	2,873
sponsored ADR	18,800	464,360
Fomento Economico Mexicano SA de CV sponsored ADR	3,100	107,105
TOTAL MEXICO		574,338
TOTAL COMMON STOCKS (Cost $4,759,059)		4,937,164
Sovereign Loan Participations - 1.0%
Moody's Ratings (unaudited) (b)		Principal Amount (e)	Value (Note 1)
Algeria - 1.0%
Algerian Republic loan participation:
Series 1 - Deutsche Bank 5.8125% 9/4/06 (i)	-	$ 85,000	$ 77,775
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 9/4/06 (i)	-	190,093	173,935
Series 1 - Salomon Brothers 5.8125% 9/4/06 (i)	-	145,000	132,675
Series 3 - Credit Suisse First Boston 5.8125% 3/4/10 (i)	-	320,000	276,000
Series 3 - Deutsche Bank 5.8125% 3/4/10 (i)	-	55,000	47,438
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 3/4/10 (i)	-	136,084	117,372
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $808,014)			825,195
Money Market Funds - 9.1%
Shares
Fidelity Cash Central Fund, 1.94% (c) (Cost $7,299,688)	7,299,688	7,299,688
Purchased Options - 0.2%
Expiration Date/Strike Price		Underlying Face Amount
Brazil - 0.2%
Salomon Brothers International, Ltd. Call Option on $3,850,000 notional amount of Brazilian Federative Republic Brady capitalization bond 8% 4/15/14 (Cost $112,834)	March 2002/ $76.25	$ 2,959,688	109,041
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $77,933,787)	79,592,648
NET OTHER ASSETS - 1.1%	922,439
NET ASSETS - 100%	$ 80,515,087
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
DEM	-	German deutsche mark
EUR	-	European Monetary Unit
FRF	-	French franc
PLN	-	Polish zloty (new)
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,055,780 or 11.2% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Quantity represents share amount.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.7%
Baa	18.6%	BBB	1.6%
Ba	28.3%	BB	41.9%
B	25.2%	B	27.9%
Caa	5.7%	CCC	4.8%
Ca, C	3.1%	CC, C	0.0%
		D	2.4%
The percentage not rated by Moody's or S&P amounted to 3.1%. FMR has determined that unrated debt securities that are lower quality account for 3.1% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $212,996,321 and $208,939,896, respectively.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $825,195 or 1.0% of net assets.
Income Tax Information

At December 31, 2001, the aggregate cost of investment securities for income tax purposes was $77,495,358. Net unrealized appreciation aggregated $2,097,290, of which $6,980,583 related to appreciated investment securities and $4,883,293 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $17,945,000 of which $12,498,000, $3,940,000 and $1,507,000 will expire on December 31, 2006, 2007 and 2009, respectively.

The fund intends to elect to defer to its fiscal year ending December 31, 2002 approximately $2,786,000 of losses recognized during the period November 1, 2001 to December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2001
Assets
Investment in securities, at value (cost $77,933,787) - See accompanying schedule		$ 79,592,648
Cash		276,400
Receivable for investments sold		26,233
Receivable for fund shares sold		221,207
Dividends receivable		15,886
Interest receivable		1,724,802
Total assets		81,857,176
Liabilities
Payable for investments purchased	$ 597,241
Payable for fund shares redeemed	332,220
Distributions payable	263,975
Accrued management fee	48,595
Distribution fees payable	25,340
Other payables and accrued expenses	74,718
Total liabilities		1,342,089
Net Assets		$ 80,515,087
Net Assets consist of:
Paid in capital		$ 98,754,306
Undistributed net investment income		1,088,519
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,985,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,657,493
Net Assets		$ 80,515,087

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,600,816 ÷ 811,288 shares)	$9.37
Maximum offering price per share (100/95.25 of $9.37)	$9.84
Class T: Net Asset Value and redemption price per share ($46,739,752 ÷ 4,995,467 shares)	$9.36
Maximum offering price per share (100/96.50 of $9.36)	$9.70
Class B: Net Asset Value and offering price per share ($15,736,085 ÷ 1,670,549 shares) A	$9.42
Class C: Net Asset Value and offering price per share ($3,410,835 ÷ 362,859 shares) A	$9.40
Institutional Class: Net Asset Value, offering price and redemption price per share ($7,027,599 ÷ 755,604 shares)	$9.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2001
Investment Income Dividends		$ 69,671
Interest		10,629,298
		10,698,969
Less foreign taxes withheld		(5,334)
Total income		10,693,635
Expenses
Management fee	$ 567,370
Transfer agent fees	230,440
Distribution fees	321,695
Accounting fees and expenses	61,715
Non-interested trustees' compensation	288
Custodian fees and expenses	55,306
Registration fees	64,866
Audit	48,519
Legal	3,735
Miscellaneous	42,446
Total expenses before reductions	1,396,380
Expense reductions	(37,596)	1,358,784
Net investment income		9,334,851
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,638,868)
Foreign currency transactions	442	(4,638,426)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(25,381)
Assets and liabilities in foreign currencies	(6,238)	(31,619)
Net gain (loss)		(4,670,045)
Net increase (decrease) in net assets resulting from operations		$ 4,664,806

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2001	Year ended December 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 9,334,851	$ 7,360,962
Net realized gain (loss)	(4,638,426)	10,050,932
Change in net unrealized appreciation (depreciation)	(31,619)	(6,377,429)
Net increase (decrease) in net assets resulting from operations	4,664,806	11,034,465
Distributions to shareholders From net investment income	(8,736,166)	(7,693,886)
In excess of net investment income	-	(1,730,403)
Total distributions	(8,736,166)	(9,424,289)
Share transactions - net increase (decrease)	903,240	(3,015,131)
Total increase (decrease) in net assets	(3,168,120)	(1,404,955)
Net Assets
Beginning of period	83,683,207	85,088,162
End of period (including undistributed net investment income of $1,088,519 and $91,204, respectively)	$ 80,515,087	$ 83,683,207

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.810	$ 9.680	$ 7.780	$ 11.120	$ 11.720
Income from Investment Operations
Net investment income C	1.100 E	.899	.821	.943	.953
Net realized and unrealized gain (loss)	(.501) E	.391	1.884	(3.275)	.891
Total from investment operations	.599	1.290	2.705	(2.332)	1.844
Less Distributions
From net investment income	(1.039)	(.947)	(.805)	(.834)	(.984)
In excess of net investment income	-	(.213)	-	-	-
From net realized gain	-	-	-	-	(1.460)
Return of capital	-	-	-	(.174)	-
Total distributions	(1.039)	(1.160)	(.805)	(1.008)	(2.444)
Net asset value, end of period	$ 9.370	$ 9.810	$ 9.680	$ 7.780	$ 11.120
Total Return A, B	6.35%	13.69%	36.35%	(21.94)%	16.52%
Ratios to Average Net Assets D
Expenses before expense reductions	1.45%	1.41%	1.46%	1.72%	3.47%
Expenses net of voluntary waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%	1.39%	1.40%	1.39%	1.38%
Net investment income	11.39% E	8.98%	9.57%	10.05%	7.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,601	$ 6,010	$ 2,140	$ 2,829	$ 2,313
Portfolio turnover rate	271%	293%	275%	514%	660%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.156 and decrease net realized and unrealized gain (loss) per share by $.156. Without this change the ratio of net investment income to average net assets would have been 9.77%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.800	$ 9.670	$ 7.770	$ 11.110	$ 11.710
Income from Investment Operations
Net investment income C	1.095 E	.899	.815	.975	.877
Net realized and unrealized gain (loss)	(.506) E	.385	1.886	(3.319)	.961
Total from investment operations	.589	1.284	2.701	(2.344)	1.838
Less Distributions
From net investment income	(1.029)	(.942)	(.801)	(.824)	(.978)
In excess of net investment income	-	(.212)	-	-	-
From net realized gain	-	-	-	-	(1.460)
Return of capital	-	-	-	(.172)	-
Total distributions	(1.029)	(1.154)	(.801)	(.996)	(2.438)
Net asset value, end of period	$ 9.360	$ 9.800	$ 9.670	$ 7.770	$ 11.110
Total Return A, B	6.25%	13.64%	36.34%	(22.07)%	16.47%
Ratios to Average Net Assets D
Expenses before expense reductions	1.53%	1.46%	1.42%	1.50%	1.47%
Expenses net of voluntary waivers, if any	1.50%	1.46%	1.42%	1.50%	1.47%
Expenses net of all reductions	1.50%	1.45%	1.42%	1.48%	1.45%
Net investment income	11.29% E	8.92%	9.54%	9.96%	7.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,740	$ 49,125	$ 55,715	$ 53,643	$ 93,228
Portfolio turnover rate	271%	293%	275%	514%	660%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.157 and decrease net realized and unrealized gain (loss) per share by $.157. Without this change the ratio of net investment income to average net assets would have been 9.67%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.850	$ 9.720	$ 7.800	$ 11.160	$ 11.750
Income from Investment Operations
Net investment income C	1.039 E	.835	.761	.907	.806
Net realized and unrealized gain (loss)	(.504) E	.383	1.904	(3.334)	.956
Total from investment operations	.535	1.218	2.665	(2.427)	1.762
Less Distributions
From net investment income	(.965)	(.888)	(.745)	(.772)	(.892)
In excess of net investment income	-	(.200)	-	-	-
From net realized gain	-	-	-	-	(1.460)
Return of capital	-	-	-	(.161)	-
Total distributions	(.965)	(1.088)	(.745)	(.933)	(2.352)
Net asset value, end of period	$ 9.420	$ 9.850	$ 9.720	$ 7.800	$ 11.160
Total Return A, B	5.62%	12.83%	35.58%	(22.66)%	15.70%
Ratios to Average Net Assets D
Expenses before expense reductions	2.22%	2.14%	2.10%	2.21%	2.15%
Expenses net of voluntary waivers, if any	2.15%	2.14%	2.10%	2.15%	2.15%
Expenses net of all reductions	2.15%	2.12%	2.10%	2.13%	2.13%
Net investment income	10.64% E	8.25%	8.86%	9.36%	6.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,736	$ 18,637	$ 19,054	$ 16,703	$ 23,576
Portfolio turnover rate	271%	293%	275%	514%	660%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.158 and decrease net realized and unrealized gain (loss) per share by $.158. Without this change the ratio of net investment income to average net assets would have been 9.02%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2001	2000	1999	1998	1997 D
Selected Per-Share Data
Net asset value, beginning of period	$ 9.840	$ 9.700	$ 7.790	$ 11.110	$ 12.190
Income from Investment Operations
Net investment income C	1.025 F	.821	.750	.792	.154
Net realized and unrealized gain (loss)	(.509) F	.395	1.893	(3.191)	.322
Total from investment operations	.516	1.216	2.643	(2.399)	.476
Less Distributions
From net investment income	(.956)	(.878)	(.733)	(.762)	(.286)
In excess of net investment income	-	(.198)	-	-	-
From net realized gain	-	-	-	-	(1.270)
Return of capital	-	-	-	(.159)	-
Total distributions	(.956)	(1.076)	(.733)	(.921)	(1.556)
Net asset value, end of period	$ 9.400	$ 9.840	$ 9.700	$ 7.790	$ 11.110
Total Return A, B, H	5.43%	12.84%	35.31%	(22.47)%	4.16%
Ratios to Average Net Assets E
Expenses before expense reductions	2.32%	2.25%	2.23%	4.84%	132.60% G
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.23%	2.25%	2.25% G
Expenses net of all reductions	2.25%	2.24%	2.23%	2.23%	2.25% G
Net investment income	10.54% F	8.13%	8.73%	9.30%	9.04% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,411	$ 3,157	$ 2,402	$ 964	$ 66
Portfolio turnover rate	271%	293%	275%	514%	660%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.158 and decrease net realized and unrealized gain (loss) per share by $.158. Without this change the ratio of net investment income to average net assets would have been 8.92%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

G Annualized

H Total returns for periods of less than one year are not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.750	$ 9.620	$ 7.740	$ 11.060	$ 11.650
Income from Investment Operations
Net investment income B	1.118 D	.928	.837	.931	.860
Net realized and unrealized gain (loss)	(.507) D	.392	1.868	(3.229)	1.008
Total from investment operations	.611	1.320	2.705	(2.298)	1.868
Less Distributions
From net investment income	(1.061)	(.972)	(.825)	(.846)	(.998)
In excess of net investment income	-	(.218)	-	-	-
From net realized gain	-	-	-	-	(1.460)
Return of capital	-	-	-	(.176)	-
Total distributions	(1.061)	(1.190)	(.825)	(1.022)	(2.458)
Net asset value, end of period	$ 9.300	$ 9.750	$ 9.620	$ 7.740	$ 11.060
Total Return A	6.53%	14.11%	36.59%	(21.75)%	16.84%
Ratios to Average Net Assets C
Expenses before expense reductions	1.17%	1.12%	1.14%	2.30%	1.57%
Expenses net of voluntary waivers, if any	1.17%	1.12%	1.14%	1.25%	1.25%
Expenses net of all reductions	1.17%	1.11%	1.13%	1.24%	1.23%
Net investment income	11.62% D	9.27%	9.83%	10.02%	6.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,028	$ 6,754	$ 5,778	$ 1,434	$ 1,320
Portfolio turnover rate	271%	293%	275%	514%	660%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.156 and decrease net realized and unrealized gain (loss) per share by $.156. Without this change the ratio of net investment income to average net assets would have been 10.00%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions,

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

As of December 31, 2001, undistributed net income and accumulated loss on a tax basis were as follows:

Undistributed ordinary income	$ 187,100
Capital loss carryforward	$ (17,945,161)

The tax character of distributions paid during the year was as follows:

	Ordinary Income	Long-Term Capital Gains
Class A	$ 811,674	$ -
Class T	5,161,616	-
Class B	1,691,510	-
Class C	322,340	-
Institutional Class	749,026	-
	$ 8,736,166	$ -

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $1,085,049 increase to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on January 1, 2001.

The effect of this change during the period, was to increase net investment income by $1,355,337; decrease net unrealized appreciation/depreciation by $812,057; and decrease net realized gain (loss) by $543,280. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 11,318	$ 42
Class T	0%	.25%	122,123	2,120
Class B	.65%	.25%	155,549	112,432
Class C	.75%	.25%	32,705	7,715
			$ 321,695	$ 122,309

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 13,929	$ 4,404
Class T	24,993	7,724
Class B	60,182	60,182*
Class C	2,292	2,292*
	$ 101,396	$ 74,602

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 21,596.29
Class T	133,849.27
Class B	53,860.31
Class C	10,311.32
Institutional Class	10,824.16
	$ 230,440

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,945 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.40%	$ 3,514
Class T	1.50%	16,576
Class B	2.15%	12,477
Class C	2.25%	2,376
		$ 34,943

Certain security trades were directed to brokers who paid $2,653 of the fund's expenses.

Annual Report

Notes to Financial Statements - continued

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2001	2000
From net investment income
Class A	$ 811,674	$ 418,569
Class T	5,161,616	4,698,640
Class B	1,691,510	1,689,098
Class C	322,340	259,008
Institutional Class	749,026	628,571
Total	$ 8,736,166	$ 7,693,886
In excess of net investment income
Class A	$ -	$ 94,139
Class T	-	1,056,753
Class B	-	379,888
Class C	-	58,253
Institutional Class	-	141,370
Total	$ -	$ 1,730,403
	$ 8,736,166	$ 9,424,289

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2001	2000	2001	2000

Class A Shares sold	428,785	455,770	$ 4,193,098	$ 4,612,295
Reinvestment of distributions	73,857	45,878	708,876	456,018
Shares redeemed	(304,198)	(109,731)	(2,921,547)	(1,116,473)
Net increase (decrease)	198,444	391,917	$ 1,980,427	$ 3,951,840
Class T Shares sold	1,869,282	2,270,633	$ 18,349,145	$ 23,042,773
Reinvestment of distributions	460,399	492,682	4,422,496	4,907,280
Shares redeemed	(2,348,252)	(3,509,131)	(22,751,434)	(35,823,854)
Net increase (decrease)	(18,571)	(745,816)	$ 20,207	$ (7,873,801)
Class B Shares sold	622,591	545,795	$ 6,152,786	$ 5,512,186
Reinvestment of distributions	134,602	162,479	1,301,581	1,626,682
Shares redeemed	(978,625)	(776,735)	(9,560,038)	(7,908,041)
Net increase (decrease)	(221,432)	(68,461)	$ (2,105,671)	$ (769,173)
Class C Shares sold	127,398	159,721	$ 1,243,203	$ 1,608,745
Reinvestment of distributions	26,651	23,871	256,539	238,459
Shares redeemed	(112,113)	(110,191)	(1,094,824)	(1,097,592)
Net increase (decrease)	41,936	73,401	$ 404,918	$ 749,612
Institutional Class Shares sold	136,939	239,238	$ 1,319,442	$ 2,401,641
Reinvestment of distributions	73,053	74,587	697,017	739,637
Shares redeemed	(147,257)	(221,661)	(1,413,100)	(2,214,887)
Net increase (decrease)	62,735	92,164	$ 603,359	$ 926,391

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 8, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 262 funds advised by FMR. Mr. McCoy oversees 264 funds advised by FMR and Mr. Stavropoulos oversees 180 funds advised by FMR.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any Special Meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-888-622-3175.

Interested Trustees*:

The business address of each Trustee who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1983

President of Advisor Emerging Markets Income. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Emerging Markets Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (58)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with one or more of the trust, the fund's investment adviser, FMR, and the fund's distribution agent, FDC.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

The business address of each non-interested Trustee (that is, the Trustees other than the Interested Trustees) is Fidelity Investments, P. O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1991

President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (cosmetics) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (industrial conglomerate), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc. In addition, she is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998).

Robert M. Gates (58)

Year of Election or Appointment: 1997

Consultant, educator, and lecturer. Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section, a Public Governor of the National Association of Securities Dealers, Inc. (1996), and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (57)

Year of Election or Appointment: 2000

Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation ("IBM") from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (telecommunications testing and management). He is also Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (industrial conglomerate, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (68)

Year of Election or Appointment: 1993

Chairman of the non-interested Trustees (2001), Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of IBM and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility, 1996), and Acterna Corporation (telecommunications testing and management, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2001

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Executive Officers:

The business address of each executive officer is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Phillip L. Bullen (42)

Year of Election or Appointment: 2001

Vice President of Advisor Emerging Markets Income. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Bond Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), and President and a Director of Fidelity Management & Research (Far East) Inc. (2001). Before joining Fidelity, Mr. Bullen was President, Chief Investment Officer, and a founding partner for Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1977-1997).

John H. Carlson (51)

Year of Election or Appointment: 1996

Vice President of Advisor Emerging Markets Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Carlson managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Advisor Emerging Markets Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Robert A. Dwight (43)

Year of Election or Appointment: 2000

Treasurer of Advisor Emerging Markets Income. Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Maria F. Dwyer (43)

Year of Election or Appointment: 2000

Deputy Treasurer of Advisor Emerging Markets Income. She also serves as Deputy Treasurer of other Fidelity funds (2000) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

John H. Costello (55)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The percentage of dividends distributed during the fiscal year representing income derived from sources within, foreign countries or possessions of the United States for each class are 100%.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

EMI-ANN-0202 154443
1.540210.104

(Fidelity Investment logo)(registered trademark)

(fidelity_logo_graphic)(registered trademark)

Fidelity ® Advisor

Emerging Markets Income
Fund - Institutional Class

Annual Report

December 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Some welcome news on the economic front inspired a stock market rally during the final quarter of 2001. Nonetheless, most major equity indexes still finished the year with negative returns. For investment-grade bonds, the situation was reversed. Their strong performance through the first three-quarters of 2001 was somewhat tamed late in the year as investors became more enthused about the prospects for growth in 2002.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Emerging Markets Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

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Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

Cumulative Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity® Adv Emerging Markets Income - Inst CL	6.53%	51.81%	133.63%
JP EMBI Global	1.36%	42.59%	120.09%
Emerging Markets Debt Funds Average	11.53%	26.07%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the J.P. Morgan Emerging Markets Bond Index Global - a market value-weighted index of U.S. dollar denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging markets sovereign and quasi-sovereign entities. The index currently covers 31 emerging market countries. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the emerging markets debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper, Inc. The past one year average represents a peer group of 51 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

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Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

Average Annual Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Emerging Markets Income - Inst CL	6.53%	8.71%	11.47%
JP EMBI Global	1.36%	7.35%	10.62%
Emerging Markets Debt Funds Average	11.53%	4.51%	n/a*

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

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Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Institutional Class on March 10, 1994, when the fund started. As the chart shows, by December 31, 2001, the value of the investment would have grown to $23,363 - a 133.63% increase on the initial investment. For comparison, look at how the J.P. Morgan Emerging Markets Bond Index Global did over the same period. With dividends and capital gains, if any, reinvested, the same JP EMBI Global would have grown to $22,009 - a 120.09% increase.

Understanding
Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. Past performance is no guarantee of future results and you may have a gain or loss when you sell your shares.

3

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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Fidelity Advisor Emerging Markets Income Fund - Institutional Class
Performance - continued

Total Return Components

	Years ended December 31,
	2001	2000	1999	1998	1997
Dividend returns	11.15%	12.76%	12.30%	8.27%	8.54%
Capital returns	-4.62%	1.35%	24.29%	-30.02%	8.30%
Total returns	6.53%	14.11%	36.59%	-21.75%	16.84%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended December 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	21.21¢A	59.63¢	106.09¢
Annualized dividend rate	26.58%A	12.62%	11.00%
30-day annualized yield	8.99%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.40 over the past one month, $9.38 over the past six months, and $9.64 over the past one year, you can compare the class' income distributions over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

A The past month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

At first glance, the 1.36% return of the J.P. Morgan Emerging Markets Bond Index (EMBI) Global doesn't appear that stellar, although it far outshines the performance of most global equity indexes for the 12-month period ending December 31, 2001. But what's remarkable is that 30 of the 31 countries in the index far exceeded the benchmark's 1.36% gain - from the Ukraine's 57.12% advance to the Dominican Republic's 2.40% return. So why, then, is the benchmark's overall return so relatively low? In a word, Argentina. The second-largest country weighting in the index at approximately 17% of net assets on average during the period - trailing only Brazil at about 19% - Argentinean debt declined nearly 67% in 2001. Plagued by its fourth straight year of economic recession, worries about potential currency devaluation, rising debt obligations and waning investor confidence, Argentina's president resigned and the government was forced into default. On the opposite end of the performance spectrum, Russia - one of the largest country weightings in the EMBI Global - continued its recent dominance, outperforming all other emerging markets on an absolute basis with the exception of the Ukraine, which represented less than 1% of the index. South Korea also had a solid year, thanks to strong domestic growth and a resurgence in semiconductor exports to the U.S.

(Portfolio Manager photograph)
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund

Q. How did the fund perform, John?

A. The fund did well against its benchmark index, but not as well relative to its peer group. For the 12-month period that ended December 31, 2001, the fund's Institutional Class shares returned 6.53%. The J.P. Morgan Emerging Markets Bond Index Global returned 1.36%, while the emerging markets debt funds average, as tracked by Lipper Inc., returned 11.53% for the same time period.

Q. Why did the fund surpass the index, but not the peer group average?

A. One of the most important and successful strategies was to underweight Argentina versus the index throughout the year. The country's economic and political woes continued to escalate during the year, culminating in a debt default late in the fourth quarter. This event followed the resignations of both Economy Minister Domingo Cavallo and President Fernando de la Rua. Argentina's third president within a week - Adolfo Rodriguez Saa - declared a moratorium on the country's debt obligations amid protests over the ever-worsening recession, a partial freeze on bank withdrawals and the announcement of an effective end to the convertibility regime, which had fixed the value of the Argentine peso to the U.S. dollar for more than a decade. It remains to be seen whether the new regime will be able to pull the country out of this difficult position. While I maintained the underweighted position during all of 2001, many of my peers took more aggressive bets against the index by underweighting Argentina even more significantly.

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Fund Talk: The Manager's Overview - continued

Q. What other factors contributed to the fund's performance?

A. Russia was a top contributor to performance as it continued to implement structural reforms, build up international reserves - due to sizable trade surpluses - and move closer to a resolution on Soviet-era debt. The country benefited from increased oil exports as well, as it ramped up production and increased market share. Also contributing to the fund were overweighted positions in Colombia, Turkey, Nigeria and Ecuador. Turkey started the year off poorly when a banking crisis led to a devaluation of its currency, which precipitated political infighting and a declining economy. However, the resolution of the political crisis and some progress on reforms and assistance from the International Monetary Fund boosted its bonds during the remainder of the year. Colombia experienced some stability on the economic and political fronts, but the primary driver of its positive debt performance was that local pension funds became major buyers of government dollar-denominated bonds. Nigerian debt performed well largely due to the lack of progress the country made in restructuring its official debt, which investors feared could lead to a disadvantageous restructuring for private bondholders. In Ecuador, there was better-than-expected news regarding economic growth, inflation and banking reforms, all of which contributed to the country's continued rebound from default in 1999.

Q. What areas detracted from performance?

A. The fund's underweighted positions in South Korea, Malaysia and China detracted from performance, especially in the third quarter. Their bonds typically are high-quality, investment-grade securities, and they benefited from strong demand among local investors, in addition to falling interest rates in the U.S. As the interest rates on U.S. Treasuries fell, investors sought out high-quality credits that would provide higher returns. This trend became more pronounced after September 11 because investors moved away from riskier investments, to the benefit of higher-grade bonds in the countries that I mentioned previously. Despite the reversal of this trend in the fourth quarter, the securities of those countries performed very well for the one year period.

Q. John, what's your outlook?

A. I remain cautious. Global trade and capital flows were the positive catalysts that helped emerging markets recover from several crises in the 1990s, but they are notably weak in the current environment. The continued economic slump in the U.S. and other developed countries has had a negative impact on demand for the goods that emerging countries export - mostly commodities - and it has slowed the flows of direct investment to emerging-markets countries. As a result, I have positioned the fund toward countries that are able to generate demand internally, either through fiscal or monetary stimuli. I'm also continuing to look for countries that have a strong balance of payments position on their debt, limited capital markets needs and a healthy level of international reserves.

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Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; as a secondary objective, the fund seeks capital appreciation

Start date: March 10, 1994

Size: as of December 31, 2001, more than $80 million

Manager: John Carlson, since 1995; subportfolio manager, emerging-markets debt, Fidelity Advisor Strategic Income Fund, since 1999; joined Fidelity in 1995

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John Carlson talks about limited financial contagion:

"Argentina experienced serious political and economic problems throughout 2001. In fact, late in the year, after going through a series of presidents, the country defaulted on its debt and enacted a partial freeze on bank withdrawals. Thus far, however, the crisis has been largely limited to Argentina. In fact, in 2001 every country in the J.P. Morgan Emerging Markets Bond Index Global, with the exception of Argentina, registered positive gains.

"In the 1990s, a crisis taking place in one particular nation often spread quickly to infect neighboring countries, countries with close economic connections or, sometimes, all emerging-markets nations. In 1997, Thailand's economic crisis triggered what became known as the ´Asian contagion,' as many countries tumbled in a chain reaction of devaluations and economic calamity. Another example is the 1998 Russian debt default, which resulted in another bout of global financial turmoil.

"In 2001, Brazil's financial markets and currency initially declined in anticipation that its close economic ties with Argentina would pull it toward a similar fate. However, that was not the case as Brazil rallied during the fourth quarter and ended the year with positive returns. This can be viewed as positive news for emerging-markets debt since it signifies that investors are doing a better job of differentiating among emerging-markets countries."

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Investment Changes

Top Five Countries as of December 31, 2001
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	19.4	15.2
Mexico	18.2	8.5
Russia	18.0	17.5
Philippines	4.7	2.3
Korea (South)	4.1	0.3

Percentages are adjusted for the effect of open futures contracts, if applicable. Top countries are based upon location of issuer of each security, including where the fund is exposed to potential political and credit risks.

Top Five Holdings as of December 31, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	17.0	16.1
Brazilian Federative Republic	12.8	13.0
United Mexican States	12.3	4.8
Philippine Government	4.4	2.2
Ecuador Republic	4.1	3.1
	50.6
Asset Allocation (% of fund's net assets)
As of December 31, 2001	As of June 30, 2001
Corporate Bonds 12.4%	Corporate Bonds 7.8%
Government Obligations 70.1%	Government Obligations 80.6%
Stocks 6.1%	Stocks 0.8%
Other Investments 1.2%	Other Investments 0.5%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 10.3%

Annual Report

Investments December 31, 2001

Showing Percentage of Net Assets

Corporate Bonds - 12.4%
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Convertible Bonds - 0.5%
Korea (South) - 0.5%
Korea Deposit Insurance Corp. 2.5% 12/11/05 (h)	Baa2		$ 400,000	$ 402,400
Nonconvertible Bonds - 11.9%
Argentina - 0.1%
Mastellone Hermanos SA yankee 11.75% 4/1/08	Ca		240,000	72,000
Bermuda - 0.2%
APP China Group Ltd.:
14% 3/15/10 (d)(h)	Ca		545,000	73,575
14% 3/15/10 (Reg. S) (d)	Ca		685,000	92,475
TOTAL BERMUDA				166,050
Brazil - 3.4%
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (h)	B1		15,000	15,038
11.25% 9/20/05 (Reg. S)	B1		410,000	411,025
12.207% 6/16/08 (i)	B1		1,750,000	1,605,625
Companhia Petrolifera Marlim: 12.25% 9/26/08 (h)	B1		370,000	373,700
12.25% 9/26/08 (Reg. S)	B1		300,000	303,000
TOTAL BRAZIL				2,708,388
Colombia - 0.4%
Comunicacion Celular SA 14.125% 3/1/05 (h)	B3		165,000	163,350
Occidente Y Caribe Celular SA yankee 14% 3/15/04	B3		170,000	167,450
TOTAL COLOMBIA				330,800
Indonesia - 0.1%
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (d)(h)	Ca		1,235,000	86,450
0% 7/5/03 (Reg. S) (d)	Ca		445,000	31,150
TOTAL INDONESIA				117,600
Korea (South) - 1.7%
Hanvit Bank:
12.75% 3/1/10 (h)(i)	Ba2		105,000	116,813
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
Korea (South) - continued
Hanvit Bank: - continued
12.75% 3/1/10 (Reg. S) (i)	Ba2		$ 765,000	$ 851,063
Kia Motors Corp. 9.375% 7/11/06 (h)	Ba3		380,000	397,100
TOTAL KOREA (SOUTH)				1,364,976
Malaysia - 0.3%
Tenaga Nasional BHD 7.625% 4/1/11 (Reg. S)	Baa3		250,000	246,625
Mauritius - 0.1%
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (d)	Ca		390,000	74,100
Mexico - 5.2%
Alestra SA de RL de CV yankee 12.125% 5/15/06	B2		275,000	215,875
Banco Nacional de Comercio Exterior SNC 11.25% 5/30/06	Baa3		140,000	162,050
Gruma SA de CV yankee 7.625% 10/15/07	Ba2		220,000	207,900
Grupo Televisa SA de CV 8% 9/13/11 (h)	Baa3		210,000	210,000
Pemex Project Funding Master Trust:
8% 11/15/11 (h)	Baa2		370,000	370,925
8.5% 2/15/08	Baa2		430,000	447,200
9.125% 10/13/10	Baa2		455,000	482,300
Petroleos Mexicanos 9.25% 3/30/18	Baa2		1,100,000	1,144,000
Telefonos de Mexico SA de CV 8.25% 1/26/06	Baa1		445,000	466,138
TFM SA de CV yankee 0% 6/15/09 (f)	B1		220,000	196,900
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	Ba3		135,000	131,288
yankee 10.5% 2/15/07	B1		130,000	126,425
TOTAL MEXICO				4,161,001
Philippines - 0.3%
Philippine Long Distance Telephone Co.:
7.85% 3/6/07	Ba2		155,000	117,800
10.5% 4/15/09	Ba2		155,000	125,550
TOTAL PHILIPPINES				243,350
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
Thailand - 0.1%
Bangkok Bank Ltd. PCL 9.025% 3/15/29 (h)	Ba2		$ 100,000	$ 82,500
TOTAL NONCONVERTIBLE BONDS				9,567,390
TOTAL CORPORATE BONDS (Cost $11,083,005)				9,969,790
Government Obligations (j) - 70.1%

Argentina - 2.3%
Argentinian Republic:
BOCON 0% 4/1/07 (d)(i)	Ca		436,116	37,200
Brady:
floating rate bond 3.375% 3/31/05 (d)(i)	Ca		652,400	179,410
par L-GP 6% 3/31/23 (d)	Ca		1,490,000	640,700
Series BT07, 11.75% 5/21/03 (d)	Ca		275,000	82,500
Series BT08, 12.125% 5/21/05 (d)	Ca		280,000	89,600
7% 12/19/08 (d)(g)	Ca		1,675,000	452,250
9.75% 9/19/27 (d)	Ca		1,115,000	278,750
11.75% 6/15/15 (d)	Ca		168,000	44,520
12.375% 2/21/12 (d)	Ca		233,000	61,745
TOTAL ARGENTINA				1,866,675
Brazil - 12.8%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	B1		3,090,839	2,376,083
debt conversion bond 5.5% 4/15/12 (i)	B1		2,450,000	1,742,563
par Z-L 6% 4/15/24	B1		960,000	655,200
8.875% 4/15/24	B1		3,570,000	2,374,050
11% 8/17/40	B1		2,225,000	1,713,250
12.75% 1/15/20	B1		440,000	403,150
14.5% 10/15/09	B1		960,000	1,024,800
TOTAL BRAZIL				10,289,096
Bulgaria - 1.7%
Bulgarian Republic Brady:
discount A 4.5625% 7/28/24 (i)	B1		435,000	385,519
FLIRB A 4.5625% 7/28/12 (i)	B1		1,124,000	1,011,600
TOTAL BULGARIA				1,397,119
Government Obligations (j) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Chile - 0.3%
Chilean Republic 7.125% 1/11/12	Baa1		$ 240,000	$ 245,640
Colombia - 1.9%
Bogota Distrito Capital 9.5% 12/12/06 (h)	BB		410,000	408,975
Colombian Republic:
10% 1/23/12	Ba2		380,000	376,675
11.75% 2/25/20	Ba2		724,000	725,810
TOTAL COLOMBIA				1,511,460
Ecuador - 4.1%
Ecuador Republic:
5% 8/15/30 (g)(h)	Caa2		1,206,000	578,880
5% 8/15/30 (Reg. S) (g)	Caa2		2,960,000	1,420,800
12% 11/15/12 (h)	Caa2		764,000	567,270
12% 11/15/12 (Reg. S)	Caa2		955,000	709,088
TOTAL ECUADOR				3,276,038
Egypt - 0.3%
Arab Republic of Egypt 8.75% 7/11/11 (Reg. S)	Ba1		220,000	214,500
Guatemala - 0.4%
Guatemalan Republic 10.25% 11/8/11 (h)	Ba2		340,000	359,550
Ivory Coast - 0.3%
Ivory Coast:
Brady:
FLIRB A 2% 3/29/18 (d)(g)	-	FRF	4,230,000	81,945
past due interest 2% 3/29/18 (Reg. S) (d)(i)	-		256,500	39,758
FLIRB 2% 3/30/18 (Reg. S) (d)(i)	-		615,000	90,713
TOTAL IVORY COAST				212,416
Jamaica - 0.3%
Jamaican Government 11.75% 5/15/11 (h)	Ba3		230,000	237,475
Mexico - 12.3%
United Mexican States:
Brady:
par A 6.25% 12/31/19	Baa3		1,250,000	1,151,563
par B 6.25% 12/31/19	Baa3		1,430,000	1,317,388
8.125% 12/30/19	Baa3		350,000	340,900
8.3% 8/15/31	Baa3		2,495,000	2,445,100
8.375% 1/14/11	Baa3		2,005,000	2,080,188
10.375% 2/17/09	Baa3		370,000	424,760
11.375% 9/15/16	Baa3		1,764,000	2,175,012
TOTAL MEXICO				9,934,911
Government Obligations (j) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nigeria - 1.7%
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		$ 1,000,000	$ 667,500
promissory note 5.092% 1/5/10	-		1,042,342	742,410
warrants 11/15/20 (a)(k)	-		1,000	0
TOTAL NIGERIA				1,409,910
Pakistan - 0.2%
Pakistani Republic:
10% 12/13/05 (h)	Caa1		150,000	132,000
10% 12/13/05 (Reg. S)	Caa1		70,000	61,600
TOTAL PAKISTAN				193,600
Panama - 1.1%
Panamanian Republic:
8.875% 9/30/27	Ba1		315,000	289,800
9.625% 2/8/11	Ba1		360,000	367,200
10.75% 5/15/20	Ba1		195,000	207,675
TOTAL PANAMA				864,675
Peru - 0.5%
Peruvian Republic euro Brady FLIRB 4% 3/7/17 (i)	Ba3		570,000	404,700
Philippines - 4.4%
Philippine Government:
8.875% 4/15/08	Ba1		460,000	460,000
9.875% 1/15/19	Ba1		1,425,000	1,357,313
10.625% 3/16/25	Ba1		1,745,000	1,714,463
TOTAL PHILIPPINES				3,531,776
Poland - 0.9%
Polish Government:
Brady par 3.75% 10/27/24 (g)	Baa1		280,000	204,400
0% 12/21/02	Baa1	PLN	900,000	206,461
12% 6/12/02	Baa1	PLN	1,160,000	292,159
TOTAL POLAND				703,020
Government Obligations (j) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Russia - 18.0%
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		$ 360,000	$ 366,300
Oblast Nizhniy Novgorod 8.75% 4/3/05 (Reg. S)	Ca		194,338	157,414
Russian Federation:
5% 3/31/30 (g)(h)	Ba2		6,335,000	3,674,292
5% 3/31/30 (Reg. S) (g)	Ba2		3,045,000	1,766,100
8.25% 3/31/10 (h)	Ba2		920,557	805,487
8.25% 3/31/10 (Reg. S)	Ba2		135,000	118,125
8.75% 7/24/05 (Reg. S)	Ba2		670,000	666,650
9% 3/25/04	Ba2	DEM	705,000	327,870
10% 6/26/07	Ba2		2,324,000	2,289,140
11% 7/24/18 (Reg. S)	Ba2		1,482,000	1,422,720
11.75% 6/10/03 (Reg. S)	Ba2		371,000	396,043
12.75% 6/24/28 (Reg. S)	Ba2		2,124,000	2,293,920
Russian Federation Ministry of Finance Series IV, 3% 5/14/03	B3		270,000	244,688
TOTAL RUSSIA				14,528,749
Turkey - 3.3%
Turkish Republic:
11.75% 6/15/10	B1		788,000	774,210
11.875% 1/15/30	B1		1,550,000	1,507,375
12.375% 6/15/09	B1		375,000	379,688
TOTAL TURKEY				2,661,273
Ukraine - 0.9%
Ukraine Government:
10% 3/15/07 (Reg. S)	Caa1	EUR	361,900	300,940
11% 3/15/07 (Reg. S)	Caa1		423,000	407,137
TOTAL UKRAINE				708,077
Venezuela - 2.4%
Venezuelan Republic:
oil recovery rights 4/15/20 (k)	-		5,405	0
9.25% 9/15/27	B2		1,772,000	1,116,360
Government Obligations (j) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Venezuela - continued
Venezuelan Republic: - continued
euro Brady:
par W-A 6.75% 3/31/20	B2		$ 800,000	$ 584,000
par W-B 6.75% 3/31/20	B2		275,000	200,750
TOTAL VENEZUELA				1,901,110
TOTAL GOVERNMENT OBLIGATIONS (Cost $53,871,187)				56,451,770
Common Stocks - 6.1%
	Shares
Brazil - 3.0%
Aracruz Celulose SA sponsored ADR	10,600	192,708
Companhia de Bebidas das Americas (AmBev) sponsored ADR	10,600	215,074
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3,100	68,603
Telebras sponsored ADR (pfd holder)	48,000	1,920,000
TOTAL BRAZIL		2,396,385
China - 0.3%
Huaneng Power International, Inc. sponsored ADR	8,600	207,260
Hong Kong - 0.2%
China Mobile (Hong Kong) Ltd. sponsored ADR (a)	11,000	192,280
Korea (South) - 1.9%
Kookmin Bank sponsored ADR	5,618	218,540
Korea Electric Power Corp. sponsored ADR	8,600	78,690
Korea Telecom sponsored ADR	42,700	868,091
Pohang Iron & Steel Co. Ltd. sponsored ADR	9,000	207,000
SK Telecom Co. Ltd. sponsored ADR	9,000	194,580
TOTAL KOREA (SOUTH)		1,566,901
Mexico - 0.7%
Cemex SA de CV:
ADR (a)	1,368	2,873
sponsored ADR	18,800	464,360
Fomento Economico Mexicano SA de CV sponsored ADR	3,100	107,105
TOTAL MEXICO		574,338
TOTAL COMMON STOCKS (Cost $4,759,059)		4,937,164
Sovereign Loan Participations - 1.0%
Moody's Ratings (unaudited) (b)		Principal Amount (e)	Value (Note 1)
Algeria - 1.0%
Algerian Republic loan participation:
Series 1 - Deutsche Bank 5.8125% 9/4/06 (i)	-	$ 85,000	$ 77,775
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 9/4/06 (i)	-	190,093	173,935
Series 1 - Salomon Brothers 5.8125% 9/4/06 (i)	-	145,000	132,675
Series 3 - Credit Suisse First Boston 5.8125% 3/4/10 (i)	-	320,000	276,000
Series 3 - Deutsche Bank 5.8125% 3/4/10 (i)	-	55,000	47,438
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 3/4/10 (i)	-	136,084	117,372
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $808,014)			825,195
Money Market Funds - 9.1%
Shares
Fidelity Cash Central Fund, 1.94% (c) (Cost $7,299,688)	7,299,688	7,299,688
Purchased Options - 0.2%
Expiration Date/Strike Price		Underlying Face Amount
Brazil - 0.2%
Salomon Brothers International, Ltd. Call Option on $3,850,000 notional amount of Brazilian Federative Republic Brady capitalization bond 8% 4/15/14 (Cost $112,834)	March 2002/ $76.25	$ 2,959,688	109,041
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $77,933,787)	79,592,648
NET OTHER ASSETS - 1.1%	922,439
NET ASSETS - 100%	$ 80,515,087
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
DEM	-	German deutsche mark
EUR	-	European Monetary Unit
FRF	-	French franc
PLN	-	Polish zloty (new)
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,055,780 or 11.2% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Quantity represents share amount.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.7%
Baa	18.6%	BBB	1.6%
Ba	28.3%	BB	41.9%
B	25.2%	B	27.9%
Caa	5.7%	CCC	4.8%
Ca, C	3.1%	CC, C	0.0%
		D	2.4%
The percentage not rated by Moody's or S&P amounted to 3.1%. FMR has determined that unrated debt securities that are lower quality account for 3.1% of the total value of investment in securities.
Purchases and sales of securities, other than short-term securities, aggregated $212,996,321 and $208,939,896, respectively.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $825,195 or 1.0% of net assets.
Income Tax Information

At December 31, 2001, the aggregate cost of investment securities for income tax purposes was $77,495,358. Net unrealized appreciation aggregated $2,097,290, of which $6,980,583 related to appreciated investment securities and $4,883,293 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $17,945,000 of which $12,498,000, $3,940,000 and $1,507,000 will expire on December 31, 2006, 2007 and 2009, respectively.

The fund intends to elect to defer to its fiscal year ending December 31, 2002 approximately $2,786,000 of losses recognized during the period November 1, 2001 to December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2001
Assets
Investment in securities, at value (cost $77,933,787) - See accompanying schedule		$ 79,592,648
Cash		276,400
Receivable for investments sold		26,233
Receivable for fund shares sold		221,207
Dividends receivable		15,886
Interest receivable		1,724,802
Total assets		81,857,176
Liabilities
Payable for investments purchased	$ 597,241
Payable for fund shares redeemed	332,220
Distributions payable	263,975
Accrued management fee	48,595
Distribution fees payable	25,340
Other payables and accrued expenses	74,718
Total liabilities		1,342,089
Net Assets		$ 80,515,087
Net Assets consist of:
Paid in capital		$ 98,754,306
Undistributed net investment income		1,088,519
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,985,231)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,657,493
Net Assets		$ 80,515,087

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,600,816 ÷ 811,288 shares)	$9.37
Maximum offering price per share (100/95.25 of $9.37)	$9.84
Class T: Net Asset Value and redemption price per share ($46,739,752 ÷ 4,995,467 shares)	$9.36
Maximum offering price per share (100/96.50 of $9.36)	$9.70
Class B: Net Asset Value and offering price per share ($15,736,085 ÷ 1,670,549 shares) A	$9.42
Class C: Net Asset Value and offering price per share ($3,410,835 ÷ 362,859 shares) A	$9.40
Institutional Class: Net Asset Value, offering price and redemption price per share ($7,027,599 ÷ 755,604 shares)	$9.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2001
Investment Income Dividends		$ 69,671
Interest		10,629,298
		10,698,969
Less foreign taxes withheld		(5,334)
Total income		10,693,635
Expenses
Management fee	$ 567,370
Transfer agent fees	230,440
Distribution fees	321,695
Accounting fees and expenses	61,715
Non-interested trustees' compensation	288
Custodian fees and expenses	55,306
Registration fees	64,866
Audit	48,519
Legal	3,735
Miscellaneous	42,446
Total expenses before reductions	1,396,380
Expense reductions	(37,596)	1,358,784
Net investment income		9,334,851
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,638,868)
Foreign currency transactions	442	(4,638,426)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(25,381)
Assets and liabilities in foreign currencies	(6,238)	(31,619)
Net gain (loss)		(4,670,045)
Net increase (decrease) in net assets resulting from operations		$ 4,664,806

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2001	Year ended December 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 9,334,851	$ 7,360,962
Net realized gain (loss)	(4,638,426)	10,050,932
Change in net unrealized appreciation (depreciation)	(31,619)	(6,377,429)
Net increase (decrease) in net assets resulting from operations	4,664,806	11,034,465
Distributions to shareholders From net investment income	(8,736,166)	(7,693,886)
In excess of net investment income	-	(1,730,403)
Total distributions	(8,736,166)	(9,424,289)
Share transactions - net increase (decrease)	903,240	(3,015,131)
Total increase (decrease) in net assets	(3,168,120)	(1,404,955)
Net Assets
Beginning of period	83,683,207	85,088,162
End of period (including undistributed net investment income of $1,088,519 and $91,204, respectively)	$ 80,515,087	$ 83,683,207

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.810	$ 9.680	$ 7.780	$ 11.120	$ 11.720
Income from Investment Operations
Net investment income C	1.100 E	.899	.821	.943	.953
Net realized and unrealized gain (loss)	(.501) E	.391	1.884	(3.275)	.891
Total from investment operations	.599	1.290	2.705	(2.332)	1.844
Less Distributions
From net investment income	(1.039)	(.947)	(.805)	(.834)	(.984)
In excess of net investment income	-	(.213)	-	-	-
From net realized gain	-	-	-	-	(1.460)
Return of capital	-	-	-	(.174)	-
Total distributions	(1.039)	(1.160)	(.805)	(1.008)	(2.444)
Net asset value, end of period	$ 9.370	$ 9.810	$ 9.680	$ 7.780	$ 11.120
Total Return A, B	6.35%	13.69%	36.35%	(21.94)%	16.52%
Ratios to Average Net Assets D
Expenses before expense reductions	1.45%	1.41%	1.46%	1.72%	3.47%
Expenses net of voluntary waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%	1.39%	1.40%	1.39%	1.38%
Net investment income	11.39% E	8.98%	9.57%	10.05%	7.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,601	$ 6,010	$ 2,140	$ 2,829	$ 2,313
Portfolio turnover rate	271%	293%	275%	514%	660%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.156 and decrease net realized and unrealized gain (loss) per share by $.156. Without this change the ratio of net investment income to average net assets would have been 9.77%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.800	$ 9.670	$ 7.770	$ 11.110	$ 11.710
Income from Investment Operations
Net investment income C	1.095 E	.899	.815	.975	.877
Net realized and unrealized gain (loss)	(.506) E	.385	1.886	(3.319)	.961
Total from investment operations	.589	1.284	2.701	(2.344)	1.838
Less Distributions
From net investment income	(1.029)	(.942)	(.801)	(.824)	(.978)
In excess of net investment income	-	(.212)	-	-	-
From net realized gain	-	-	-	-	(1.460)
Return of capital	-	-	-	(.172)	-
Total distributions	(1.029)	(1.154)	(.801)	(.996)	(2.438)
Net asset value, end of period	$ 9.360	$ 9.800	$ 9.670	$ 7.770	$ 11.110
Total Return A, B	6.25%	13.64%	36.34%	(22.07)%	16.47%
Ratios to Average Net Assets D
Expenses before expense reductions	1.53%	1.46%	1.42%	1.50%	1.47%
Expenses net of voluntary waivers, if any	1.50%	1.46%	1.42%	1.50%	1.47%
Expenses net of all reductions	1.50%	1.45%	1.42%	1.48%	1.45%
Net investment income	11.29% E	8.92%	9.54%	9.96%	7.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,740	$ 49,125	$ 55,715	$ 53,643	$ 93,228
Portfolio turnover rate	271%	293%	275%	514%	660%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.157 and decrease net realized and unrealized gain (loss) per share by $.157. Without this change the ratio of net investment income to average net assets would have been 9.67%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.850	$ 9.720	$ 7.800	$ 11.160	$ 11.750
Income from Investment Operations
Net investment income C	1.039 E	.835	.761	.907	.806
Net realized and unrealized gain (loss)	(.504) E	.383	1.904	(3.334)	.956
Total from investment operations	.535	1.218	2.665	(2.427)	1.762
Less Distributions
From net investment income	(.965)	(.888)	(.745)	(.772)	(.892)
In excess of net investment income	-	(.200)	-	-	-
From net realized gain	-	-	-	-	(1.460)
Return of capital	-	-	-	(.161)	-
Total distributions	(.965)	(1.088)	(.745)	(.933)	(2.352)
Net asset value, end of period	$ 9.420	$ 9.850	$ 9.720	$ 7.800	$ 11.160
Total Return A, B	5.62%	12.83%	35.58%	(22.66)%	15.70%
Ratios to Average Net Assets D
Expenses before expense reductions	2.22%	2.14%	2.10%	2.21%	2.15%
Expenses net of voluntary waivers, if any	2.15%	2.14%	2.10%	2.15%	2.15%
Expenses net of all reductions	2.15%	2.12%	2.10%	2.13%	2.13%
Net investment income	10.64% E	8.25%	8.86%	9.36%	6.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,736	$ 18,637	$ 19,054	$ 16,703	$ 23,576
Portfolio turnover rate	271%	293%	275%	514%	660%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.158 and decrease net realized and unrealized gain (loss) per share by $.158. Without this change the ratio of net investment income to average net assets would have been 9.02%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2001	2000	1999	1998	1997 D
Selected Per-Share Data
Net asset value, beginning of period	$ 9.840	$ 9.700	$ 7.790	$ 11.110	$ 12.190
Income from Investment Operations
Net investment income C	1.025 F	.821	.750	.792	.154
Net realized and unrealized gain (loss)	(.509) F	.395	1.893	(3.191)	.322
Total from investment operations	.516	1.216	2.643	(2.399)	.476
Less Distributions
From net investment income	(.956)	(.878)	(.733)	(.762)	(.286)
In excess of net investment income	-	(.198)	-	-	-
From net realized gain	-	-	-	-	(1.270)
Return of capital	-	-	-	(.159)	-
Total distributions	(.956)	(1.076)	(.733)	(.921)	(1.556)
Net asset value, end of period	$ 9.400	$ 9.840	$ 9.700	$ 7.790	$ 11.110
Total Return A, B, H	5.43%	12.84%	35.31%	(22.47)%	4.16%
Ratios to Average Net Assets E
Expenses before expense reductions	2.32%	2.25%	2.23%	4.84%	132.60% G
Expenses net of voluntary waivers, if any	2.25%	2.25%	2.23%	2.25%	2.25% G
Expenses net of all reductions	2.25%	2.24%	2.23%	2.23%	2.25% G
Net investment income	10.54% F	8.13%	8.73%	9.30%	9.04% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,411	$ 3,157	$ 2,402	$ 964	$ 66
Portfolio turnover rate	271%	293%	275%	514%	660%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.158 and decrease net realized and unrealized gain (loss) per share by $.158. Without this change the ratio of net investment income to average net assets would have been 8.92%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

G Annualized

H Total returns for periods of less than one year are not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 9.750	$ 9.620	$ 7.740	$ 11.060	$ 11.650
Income from Investment Operations
Net investment income B	1.118 D	.928	.837	.931	.860
Net realized and unrealized gain (loss)	(.507) D	.392	1.868	(3.229)	1.008
Total from investment operations	.611	1.320	2.705	(2.298)	1.868
Less Distributions
From net investment income	(1.061)	(.972)	(.825)	(.846)	(.998)
In excess of net investment income	-	(.218)	-	-	-
From net realized gain	-	-	-	-	(1.460)
Return of capital	-	-	-	(.176)	-
Total distributions	(1.061)	(1.190)	(.825)	(1.022)	(2.458)
Net asset value, end of period	$ 9.300	$ 9.750	$ 9.620	$ 7.740	$ 11.060
Total Return A	6.53%	14.11%	36.59%	(21.75)%	16.84%
Ratios to Average Net Assets C
Expenses before expense reductions	1.17%	1.12%	1.14%	2.30%	1.57%
Expenses net of voluntary waivers, if any	1.17%	1.12%	1.14%	1.25%	1.25%
Expenses net of all reductions	1.17%	1.11%	1.13%	1.24%	1.23%
Net investment income	11.62% D	9.27%	9.83%	10.02%	6.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,028	$ 6,754	$ 5,778	$ 1,434	$ 1,320
Portfolio turnover rate	271%	293%	275%	514%	660%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.156 and decrease net realized and unrealized gain (loss) per share by $.156. Without this change the ratio of net investment income to average net assets would have been 10.00%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions,

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

As of December 31, 2001, undistributed net income and accumulated loss on a tax basis were as follows:

Undistributed ordinary income	$ 187,100
Capital loss carryforward	$ (17,945,161)

The tax character of distributions paid during the year was as follows:

	Ordinary Income	Long-Term Capital Gains
Class A	$ 811,674	$ -
Class T	5,161,616	-
Class B	1,691,510	-
Class C	322,340	-
Institutional Class	749,026	-
	$ 8,736,166	$ -

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $1,085,049 increase to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on January 1, 2001.

The effect of this change during the period, was to increase net investment income by $1,355,337; decrease net unrealized appreciation/depreciation by $812,057; and decrease net realized gain (loss) by $543,280. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities, except purchased options on foreign currency which are included in realized gains (losses) on foreign currency transactions.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 11,318	$ 42
Class T	0%	.25%	122,123	2,120
Class B	.65%	.25%	155,549	112,432
Class C	.75%	.25%	32,705	7,715
			$ 321,695	$ 122,309

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 13,929	$ 4,404
Class T	24,993	7,724
Class B	60,182	60,182*
Class C	2,292	2,292*
	$ 101,396	$ 74,602

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 21,596.29
Class T	133,849.27
Class B	53,860.31
Class C	10,311.32
Institutional Class	10,824.16
	$ 230,440

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,945 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class A	1.40%	$ 3,514
Class T	1.50%	16,576
Class B	2.15%	12,477
Class C	2.25%	2,376
		$ 34,943

Certain security trades were directed to brokers who paid $2,653 of the fund's expenses.

Annual Report

Notes to Financial Statements - continued

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2001	2000
From net investment income
Class A	$ 811,674	$ 418,569
Class T	5,161,616	4,698,640
Class B	1,691,510	1,689,098
Class C	322,340	259,008
Institutional Class	749,026	628,571
Total	$ 8,736,166	$ 7,693,886
In excess of net investment income
Class A	$ -	$ 94,139
Class T	-	1,056,753
Class B	-	379,888
Class C	-	58,253
Institutional Class	-	141,370
Total	$ -	$ 1,730,403
	$ 8,736,166	$ 9,424,289

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended December 31,		Years ended December 31,
	2001	2000	2001	2000

Class A Shares sold	428,785	455,770	$ 4,193,098	$ 4,612,295
Reinvestment of distributions	73,857	45,878	708,876	456,018
Shares redeemed	(304,198)	(109,731)	(2,921,547)	(1,116,473)
Net increase (decrease)	198,444	391,917	$ 1,980,427	$ 3,951,840
Class T Shares sold	1,869,282	2,270,633	$ 18,349,145	$ 23,042,773
Reinvestment of distributions	460,399	492,682	4,422,496	4,907,280
Shares redeemed	(2,348,252)	(3,509,131)	(22,751,434)	(35,823,854)
Net increase (decrease)	(18,571)	(745,816)	$ 20,207	$ (7,873,801)
Class B Shares sold	622,591	545,795	$ 6,152,786	$ 5,512,186
Reinvestment of distributions	134,602	162,479	1,301,581	1,626,682
Shares redeemed	(978,625)	(776,735)	(9,560,038)	(7,908,041)
Net increase (decrease)	(221,432)	(68,461)	$ (2,105,671)	$ (769,173)
Class C Shares sold	127,398	159,721	$ 1,243,203	$ 1,608,745
Reinvestment of distributions	26,651	23,871	256,539	238,459
Shares redeemed	(112,113)	(110,191)	(1,094,824)	(1,097,592)
Net increase (decrease)	41,936	73,401	$ 404,918	$ 749,612
Institutional Class Shares sold	136,939	239,238	$ 1,319,442	$ 2,401,641
Reinvestment of distributions	73,053	74,587	697,017	739,637
Shares redeemed	(147,257)	(221,661)	(1,413,100)	(2,214,887)
Net increase (decrease)	62,735	92,164	$ 603,359	$ 926,391

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 8, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 262 funds advised by FMR. Mr. McCoy oversees 264 funds advised by FMR and Mr. Stavropoulos oversees 180 funds advised by FMR.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any Special Meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-888-622-3175.

Interested Trustees*:

The business address of each Trustee who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1983

President of Advisor Emerging Markets Income. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Emerging Markets Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (58)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with one or more of the trust, the fund's investment adviser, FMR, and the fund's distribution agent, FDC.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

The business address of each non-interested Trustee (that is, the Trustees other than the Interested Trustees) is Fidelity Investments, P. O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1991

President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (cosmetics) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (industrial conglomerate), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc. In addition, she is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998).

Robert M. Gates (58)

Year of Election or Appointment: 1997

Consultant, educator, and lecturer. Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section, a Public Governor of the National Association of Securities Dealers, Inc. (1996), and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (57)

Year of Election or Appointment: 2000

Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation ("IBM") from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (telecommunications testing and management). He is also Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (industrial conglomerate, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (68)

Year of Election or Appointment: 1993

Chairman of the non-interested Trustees (2001), Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of IBM and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility, 1996), and Acterna Corporation (telecommunications testing and management, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2001

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Executive Officers:

The business address of each executive officer is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Phillip L. Bullen (42)

Year of Election or Appointment: 2001

Vice President of Advisor Emerging Markets Income. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Bond Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), and President and a Director of Fidelity Management & Research (Far East) Inc. (2001). Before joining Fidelity, Mr. Bullen was President, Chief Investment Officer, and a founding partner for Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1977-1997).

John H. Carlson (51)

Year of Election or Appointment: 1996

Vice President of Advisor Emerging Markets Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Carlson managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Advisor Emerging Markets Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Robert A. Dwight (43)

Year of Election or Appointment: 2000

Treasurer of Advisor Emerging Markets Income. Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Maria F. Dwyer (43)

Year of Election or Appointment: 2000

Deputy Treasurer of Advisor Emerging Markets Income. She also serves as Deputy Treasurer of other Fidelity funds (2000) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

John H. Costello (55)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The percentage of dividends distributed during the fiscal year representing income derived from sources within, foreign countries or possessions of the United States for Institutional Class are 100%.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

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